PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	4,103	4,103
Electronic equipment	103,599	125,361
Office equipment & furniture	7,907	7,535
Software	1,407	1,407
Total costs	125,109	146,499
Less: accumulated depreciation and amortization	(84,777)	(102,102)
Property and equipment, net	40,332	44,397

For the years ended December 31, 2022, 2023 and 2024, depreciation expenses were RMB7,668, RMB9,461 and RMB17,782 respectively.

In December 2024, the Group entered into a definitive agreement to purchase certain commercial property for a total consideration of approximately RMB1,353,638. The Group paid the down payment of RMB714,576 in 2024 and recorded in other non-current assets on the consolidated balance sheets. In March 2025, the Group paid remaining consideration and completed the purchase of, and obtained title to, the commercial property.